Future Minimum Time Charter Revenue, detail (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future Minimum Time Charter Revenue
2016	$ 55,316
2017	31,652
2018	31,293
2019	31,167
2020	31,225
Thereafter	133,688
Total	$ 314,341